24. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes by geographic locations
	2018	2017	2016
United States	$(6,946)	$(24,757)	$(102,483)
Foreign Countries	1,141	(1,620)	1,060
	$(5,805)	$(26,377)	$(101,423)

Schedule of provision for income taxes
	2018	2017	2016
Current tax:
Federal tax	$–	$–	$–
State tax	7	7	7
Foreign countries	408	226	676
Total current tax	415	233	683
Deferred tax:
Federal tax	$15	(16)	–
State tax	–	–	–
Foreign countries	(98)	(80)	(77)
Total deferred tax	(83)	(96)	(77)
Total provision for income taxes	$332	$137	$606

Schedule of reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate of 35% to pre-tax (loss) income before provision for income taxes
	2018	2017	2016
Provision for income taxes at U.S. Federal statutory rate	$(1,219)	$(9,232)	$(35,499)
State taxes, net of federal benefit	(168)	(610)	(3,472)
Foreign taxes at different rate	902	1,059	22,536
Non-deductible expenses	(231)	345	(72)
Tax law changes	188	22,813	–
Valuation allowance	45,870	(17,752)	(5,584)
Other	–	5,086	(793)
Disposition of subsidiaries	(45,193)	–	–
Impairments and intangible amortization	–	(3,761)	22,826
Share Based Compensation	579	279	664
Gain on debt modification	(396)	(1,475)	–
Tax penalty	–	3,385	–
	$332	$137	$606

Schedule of significant components of deferred tax assets and liabilities
	2018	2017
Deferred tax assets:
Net operating loss carry forwards	$66,775	$29,574
Temporary differences due to accrued warranty costs	459	508
Investment in subsidiaries	4,134	4,796
Credits	16	16
Allowance for bad debts	21	23
Fair value adjustment arising from subsidiaries acquisition	4,949	159
Stock compensation	661	712
Unrealized loss on derivatives	5,006	5,389
Unrealized investment loss	4,314	4,644
CFC trade payable	–	2,098
Other temporary differences	7,318	13
Valuation allowance	(93,513)	(47,642)
Total deferred tax assets	140	290
Deferred tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	(515)	(632)
Other	–	(116)
Total deferred tax liabilities	(515)	(748)
Net deferred tax liabilities	$(375)	$(458)